Note 20 - Segment Information (Details Textual)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Number Of Customers	2	2	2